Income Taxes (Details) - Schedule of valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Valuation Allowance Abstract
At the beginning of the year	$ 494	$ 593	$ 552
Current year addition (reduction)	(25)	(99)	41
At the end of the year	$ 469	$ 494	$ 593